Fair Value of Financial Instruments (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2019 on pages 179 to 186 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2020		October 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	41,592	42,113	24,472	24,622
Loans (1)
Residential mortgages	125,451	126,182	123,676	124,093
Consumer instalment and other personal	69,197	69,646	67,200	67,516
Credit cards	7,331	7,331	8,623	8,623
Business and government (2)	262,743	264,445	224,442	225,145
	464,722	467,604	423,941	425,377

Deposits (3)	637,393	638,530	552,314	553,444
Securitization and structured entities’ liabilities	27,888	28,409	27,159	27,342
Subordinated debt	7,344	7,399	6,995	7,223
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $4,257 million of loans classified as FVTPL and $27 million of loans classified as FVOCI as at April 30, 2020, respectively ($2,156 million and $22 million as at October 31, 2019).
(3)	Excludes $16,317 million of structured note liabilities designated at FVTPL and accounted for at fair value ($15,829 million as at October 31, 2019).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)			April 30, 2020		October 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	8,233	2,206	-	10,439	6,959	1,371	-	8,330
Canadian provincial and municipal governments	1,647	6,457	-	8,104	3,871	3,656	-	7,527
U.S. federal government	7,425	1,765	-	9,190	8,001	762	-	8,763
U.S. states, municipalities and agencies	3	870	-	873	48	626	-	674
Other governments	1,274	1,473	-	2,747	888	697	-	1,585
NHA MBS, U.S. agency MBS and CMO	1	17,343	487	17,831	14	10,494	538	11,046
Corporate debt	2,030	6,607	48	8,685	2,620	5,091	7	7,718
Trading loans	-	93	-	93	-	103	-	103
Corporate equity	25,399	1	-	25,400	40,155	2	-	40,157
	46,012	36,815	535	83,362	62,556	22,802	545	85,903
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	552	123	-	675	410	107	-	517
Canadian provincial and municipal governments	51	1,351	-	1,402	364	915	-	1,279
U.S. federal government	10	36	-	46	-	48	-	48
Other governments	-	94	-	94	-	49	-	49
NHA MBS, U.S. agency MBS and CMO	-	4	-	4	-	5	-	5
Corporate debt	72	7,662	-	7,734	146	8,071	-	8,217
Corporate equity	1,549	6	2,062	3,617	1,536	69	1,984	3,589
	2,234	9,276	2,062	13,572	2,456	9,264	1,984	13,704
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	24,347	3,121	-	27,468	11,168	776	-	11,944
Canadian provincial and municipal governments	1,961	2,547	-	4,508	3,798	2,214	-	6,012
U.S. federal government	13,122	1,059	-	14,181	15,068	907	-	15,975
U.S. states, municipalities and agencies	-	5,181	1	5,182	1	4,159	1	4,161
Other governments	1,052	5,331	-	6,383	4,396	2,939	-	7,335
NHA MBS, U.S. agency MBS and CMO	-	12,744	-	12,744	-	14,000	-	14,000
Corporate debt	386	3,541	-	3,927	2,205	2,802	-	5,007
Corporate equity	-	-	83	83	-	-	81	81
	40,868	33,524	84	74,476	36,636	27,797	82	64,515
Business and government loans	-	2,256	2,028	4,284	-	442	1,736	2,178
Fair Value Liabilities
Securities sold but not yet purchased	22,899	7,313	-	30,212	22,393	3,860	-	26,253
Structured note liabilities and other note liabilities (1)	-	16,317	-	16,317	-	15,829	-	15,829
Annuity liabilities (2)	-	1,151	-	1,151	-	1,043	-	1,043
	22,899	24,781	-	47,680	22,393	20,732	-	43,125
Derivative Assets
Interest rate contracts	27	17,658	-	17,685	14	10,443	-	10,457
Foreign exchange contracts	14	17,465	-	17,479	7	9,262	-	9,269
Commodity contracts	777	1,793	-	2,570	329	817	-	1,146
Equity contracts	561	2,835	-	3,396	226	997	-	1,223
Credit default swaps	-	20	-	20	-	49	-	49
	1,379	39,771	-	41,150	576	21,568	-	22,144
Derivative Liabilities
Interest rate contracts	42	12,854	-	12,896	11	7,943	-	7,954
Foreign exchange contracts	25	21,909	-	21,934	20	10,843	-	10,863
Commodity contracts	1,130	4,740	-	5,870	218	1,462	-	1,680
Equity contracts	167	5,023	-	5,190	103	2,896	-	2,999
Credit default swaps	-	15	4	19	-	101	1	102
	1,364	44,541	4	45,909	352	23,245	1	23,598

(1)	These structured note liabilities and other note liabilities included in deposits have been designated at FVTPL.
(2)	These investment contract liabilities in our insurance business have been designated at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at a fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumption to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at April 30, 2020 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	2,062	Net Asset Value	Net Asset Value	na	na
			EV/EBITDA	Multiple	5x	17x
Loans (3)	Business and government loans	2,028	Discounted cash flows	Discount margin	82 bps	130 bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	487	Discounted cash flows	Prepayment rate	4%	65%
			Market Comparable	Comparability Adjustment (4)	(5.30)	7.83

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $745 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost, which approximates fair value, and hold to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $1 million.
(4)	Range of input values represents price per security adjustment.

na	- not applicable

Summary of Changes in Level 3 Instruments Carried At Fair Value
The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and six months ended April 30, 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended April 30, 2020	Balance January 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	540	(76)	28	176	(224)	-	87	(44)	487	(47)
Corporate debt	5	-	-	45	(5)	-	3	-	48	(1)
Total trading securities	545	(76)	28	221	(229)	-	90	(44)	535	(48)
FVTPL Securities
Corporate equity	1,911	(8)	72	108	(21)	-	-	-	2,062	(9)
Total FVTPL securities	1,911	(8)	72	108	(21)	-	-	-	2,062	(9)
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	-
Corporate equity	81	-	-	2	-	-	-	-	83	-
Total FVOCI securities	82	-	-	2	-	-	-	-	84	na
Business and government loans	1,561	(3)	79	860	-	(469)	-	-	2,028	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	-	-	-	-	-	-
Total fair value liabilities		-	-	-	-	-	-	-	-	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	1	-	-	-	-	-	3	-	4	-
Total derivative liabilities	1	-	-	-	-	-	3	-	4	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2020 are included in earnings for the period.
  na – Not applicable

		Change in fair value
(Canadian $ in millions) For the six months ended April 30, 2020	Balance October 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(130)	30	449	(389)	-	161	(172)	487	(84)
Corporate debt	7		-	50	(12)	-	3		48	(1)
Total trading securities	545	(130)	30	499	(401)	-	164	(172)	535	(85)
FVTPL Securities
Corporate equity	1,984	(4)	80	186	(185)	-	1	-	2,062	5
Total FVTPL	1,984	(4)	80	186	(185)	-	1	-	2,062	5
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	81	-	-	2	-	-	-	-	83	na
Total FVOCI securities	82	-	-	2	-	-	-	-	84	na
Business and government loans	1,736	(3)	88	940	-	(733)	-	-	2,028	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	-	-	-	-	-	-
Total fair value liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	1	-	-	-	-	-	3	-	4	-
Total derivative liabilities	1	-	-	-	-	-	3	-	4	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2020 are included in earnings for the period.
  na – Not applicable
The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and six months ended April 30, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended April 30, 2019	Balance January 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	231	(2)	5	87	(114)	-	26	(18)	215	(6)
Corporate debt	6	-	-	6	(5)	-	-	-	7	-
Total trading securities	237	(2)	5	93	(119)	-	26	(18)	222	(6)
FVTPL Securities
Corporate equity	1,786	(4)	27	124	(26)	-	-	-	1,907	4
Total FVTPL	1,786	(4)	27	124	(26)	-	-	-	1,907	4
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	64	-	-	5	-	-	-	-	69	na
Total FVOCI securities	65	-	-	5	-	-	-	-	70	na
Business and government loans	2,429	-	48	97	-	(402)	-	-	2,172	-
Fair Value Liabilities
Securities sold but not yet purchased	7	-	-	(7)	-	-	-	-	-	-
Total fair value liabilities	7	-	-	(7)	-	-	-	-	-	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	1	-	-	-	-	-	-	(1)	-	-
Total derivative liabilities	1	-	-	-	-	-	-	(1)	-	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2019 are included in earnings for the period.
  na – Not applicable

		Change in fair value
(Canadian $ in millions) For the six months ended April 30, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(7)	4	183	(230)	-	45	(35)	215	(7)
Corporate debt	7	-	-	6	(6)	-	-	-	7	-
Total trading securities	262	(7)	4	189	(236)	-	45	(35)	222	(7)
FVTPL Securities
Corporate equity	1,825	10	23	247	(198)	-	-	-	1,907	20
Total FVTPL	1,825	10	23	247	(198)	-	-	-	1,907	20
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	7	-	-	-	-	69	na
Total FVOCI securities	63	-	-	7	-	-	-	-	70	na
Business and government loans	1,450	7	44	1,214	-	(543)	-	-	2,172	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	(7)	7	-	-	-	-	-
Total fair value liabilities	-	-	-	(7)	7	-	-	-	-	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	(1)	-	-
Total derivative liabilities	2	-	-	-	-	-	-	(2)	-	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2019 are included in earnings for the period.
  na – Not applicable